SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 07, 2020	Jul. 24, 2020	Jul. 21, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 21, 2018
Disclosure of non-adjusting events after reporting period [line items]
Par value (in dollars per share)				$ 0.000111651	$ 0.000111651	$ 0.000111650536
Series A Convertible Preference Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value (in dollars per share)						$ 0.000111650536
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
One time dividend payment			$ 4.0
Subsequent Events [Member] | IPO [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	4,761,905
Par value (in dollars per share)	$ 19
Proceeds from stock issuance, net of underwriting discounts and commissions	$ 63.1
Net proceeds used to pay deal related expenses	1.5
Net proceeds paid directly or indirectly to related parties	$ 0.0
Subsequent Events [Member] | IPO [Member] | Series A Convertible Preference Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	17,690,813
Number of shares converted to Class A shares (in shares)	14,119,384
Additional number of shares in offering (in shares)	3,571,429
TRGI [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend paid date		Jul. 24, 2020
TRGI [Member] | Subsequent Events [Member] | IPO [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	1,190,476
The Group [Member] | Subsequent Events [Member] | IPO [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	3,571,429
Proceeds from stock issuance, net of underwriting discounts and commissions	$ 0.0